UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York        November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $67,251
                                      (thousands)


List of Other Included Managers:

No.       Form 13F File Number                 Name

1.        028-11767                            Cibelli Capital Management LLC

2.        028-11691                            Marathon Partners LP


                                                   FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                       VALUE      SHRS OR   SH/  PUT/    INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)   PRN AMT   PRN  CALL    DISCRETION  MGRS    SOLE    SHARED NONE
--------------                 --------        -----       --------   -------   ---  ----    ----------  ----    ----    ------ ----
ACERGY S A                     SPONSORED ADR   00443E104    1,319       131,100 SH           SHARED      1, 2      131,100
ACACIA RESH CORP               ACACIA TCH COM  003881307    1,085       359,235 SH           SHARED      1, 2      359,235
ADDVANTAGE TECHNOLOGIES GP I   COM NEW         006743306      159        59,100 SH           SHARED      1, 2       59,100
ANIMAL HEALTH INTL INC         COM             03525N109    2,945       357,347 SH           SHARED      1, 2      357,347
BIDZ COM INC                   COM             08883T200      394        46,600 SH   PUT     SHARED      1, 2       46,600
BLACKBOARD INC                 COM             091935502    2,240        55,588 SH           SHARED      1, 2       55,588
DG FASTCHANNEL INC             COM             23326R109      822        37,486 SH           SHARED      1, 2       37,486
DICE HLDGS INC                 COM             253017107    2,421       340,970 SH           SHARED      1, 2      340,970
DOVER DOWNS GAMING & ENTMT I   COM             260095104    6,098       783,752 SH           SHARED      1, 2      783,752
DOVER MOTORSPORTS INC          COM             260174107   15,219     2,792,391 SH           SHARED      1, 2    2,792,391
ELECTRONICS FOR IMAGING INC    COM             286082102      697        50,000 SH           SHARED      1, 2       50,000
SPDR GOLD TRUST                GOLD SHS        78463V107    1,276        15,000 SH           SHARED      1, 2       15,000
EXPEDIA INC DEL                COM             30212P105    3,153       208,700 SH           SHARED      1, 2      208,700
FORWARD AIR CORP               COM             349853101      681        25,000 SH           SHARED      1, 2       25,000
FRANKLIN RES INC               COM             354613101    3,122        35,420 SH           SHARED      1, 2       35,420
INTERNATIONAL SPEEDWAY CORP    CL A            460335201    1,977        50,800 SH           SHARED      1, 2       50,800
LIVEPERSON INC                 COM             538146101    1,189       408,580 SH           SHARED      1, 2      408,580
LODGENET INTERACTIVE CORP      COM             540211109      390       192,014 SH           SHARED      1, 2      192,014
NASDAQ OMX GROUP INC           COM             631103108    1,853        60,600 SH           SHARED      1, 2       60,600
NETFLIX INC                    COM             64110L106    2,108        68,253 SH           SHARED      1, 2       68,253
NATURAL GAS SERVICES GROUP     COM             63886Q109      821        46,990 SH           SHARED      1, 2       46,990
PENN NATL GAMING INC           COM             707569109      258         9,710 SH           SHARED      1, 2        9,710
PANHANDLE OIL AND GAS INC      CL A            698477106    1,878        65,600 SH           SHARED      1, 2       65,600
PETSMART INC                   COM             716768106    1,408        56,999 SH           SHARED      1, 2       56,999
ROCKY MTN CHOCOLATE FACTORY    COM PAR $0.03   774678403      169        18,575 SH           SHARED      1, 2       18,575
SHERWIN WILLIAMS CO            COM             824348106    3,121        54,600 SH           SHARED      1, 2       54,600
SHUTTERFLY INC                 COM             82568P304    2,465       256,496 SH           SHARED      1, 2      256,496
STAMPS COM INC                 COM NEW         852857200    2,380       203,970 SH           SHARED      1, 2      203,970
TEMPUR PEDIC INTL INC          COM             88023U101      239        20,000 SH   PUT     SHARED      1, 2       20,000
SPEEDWAY MOTORSPORTS INC       COM             847788106    1,206        61,920 SH           SHARED      1, 2       61,920
UNION PAC CORP                 COM             907818108      712        10,000 SH           SHARED      1, 2       10,000
WAL MART STORES INC            COM             931142103    3,449        57,595 SH           SHARED      1, 2       57,595



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